Net Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Net Revenues Disclosure [Abstract]
Schedule of Net Revenues
The components of net revenues for the years ended December 31, 2020, 2021 and 2022, are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Portfolio training services	113,191,386	151,433,831	153,136,274
Research-based learning services	4,452,915	5,977,438	3,721,829
Overseas study counselling services	21,059,645	23,623,998	24,974,973
Other educational services	20,025,679	21,174,198	24,657,609
K-12 education assessment and other services	3,437,922	—	330,189

Net Revenues	162,167,547	202,209,465	206,820,874

Schedule of Changes in Deferred Revenue
Changes in the deferred revenue balances during the year ended December 31, 2021 and 2022 are as follows:

	Fiscal year ended December 31,
	2021	2022
	RMB	RMB
Balance at of the beginning of the period	199,448,112	202,453,092
Cash received in advance, net of VAT	210,709,401	223,388,868
Acquisition of Youru	—	1,534,529
Revenue recognized from opening balance of deferred revenue	(106,900,106)	(113,271,035)
Revenue recognized from deferred revenue arising during the year	(94,296,098)	(88,928,077)
Disposal of equity interests in subsidiaries for deconsolidation	(3,793,597)	(1,609,644)
Change of refund liabilities	(2,714,620)	(3,850,159)

Balance at of the end of the period	202,453,092	219,717,574